DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Forward contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Fair value of derivative contract, gross assets	$ 2.0
Fair value of derivative contract, gross assets setoff		$ 0.5
Fair value of derivative contract, gross liabilities	1.5
Fair value of derivative contract, gross liabilities setoff		1.1
Other income (expense), net
Derivative [Line Items]
Net gains (losses) related to foreign currency gains (losses)	1.1	(2.6)	$ (5.8)
FX forward contracts
Derivative [Line Items]
Aggregate notional amount	$ 44.7	$ 84.4
Period contracts are scheduled to mature	1 year	1 year
Unrealized losses, net of tax, recorded in AOCI	$ 0.1	$ 0.1
FX embedded derivatives
Derivative [Line Items]
Aggregate notional amount	31.6	$ 53.4
Derivative contracts maturities within one year	30.8
Derivative contracts maturities within two years	$ 0.8